Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principal of Consolidation

Basis of Presentation and Principal of Consolidation

The accompanying unaudited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The unaudited consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

The accompanying unaudited consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of Anyi Network and Anyi Technology is United States dollar. Except Anyi Network and Anyi Technology, the functional currency of the Company's subsidiaries located in the PRC is Renminbi ("RMB"). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the reporting period, assets and liabilities are translated at the unified exchange rate at the end of the reporting period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. The resulting translation adjustments are included in determining other comprehensive income. Transaction gains and losses are reflected in the consolidated statements of operations and comprehensive income. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains or losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company's revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at June 30, 2020 and December 31, 2019 were translated at RMB 7.0651 to $1.00 and at RMB 6.9630 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the six months ended June 30, 2020 and for the year ended December 31, 2019 were RMB 7.0312 and RMB 6.9074 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of the unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions made by management include, among others, useful lives and impairment of long-lived assets, collectability of accounts receivable, and income taxes, including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the unaudited consolidated financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the unaudited consolidated financial statements in the period they are determined to be necessary.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income for the six months ended June 30, 2020 and the year ended December 31, 2019 consisted of net income and unrealized (loss) gain from foreign currency translation adjustment.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in banks, time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less. The Company maintains cash with various financial institutions in PRC. At June 30, 2020 and December 31, 2019, the Company's cash balances in PRC amounted to $244,474 and $393,852, respectively, are uninsured. The remaining $219,775 and $220,128 at June 30, 2020 and December 31, 2019 are US$ accounts but held in HongKong, respectively. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash held in bank accounts. There were no cash equivalents at June 30, 2020 and December 31, 2019.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consists principally of amounts due from trade customers, of which the collection is only subject to the passage of time. Credit is extended based on an evaluation of the customer's financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments or to cover potential credit losses. Estimates are based on the customer's historical collection experience, age of the balance, its creditworthiness, ongoing relationship and current economic trends. In addition, in determining these estimates, the Company examines historical write-offs of its receivables and reviews each customer's account to identify any specific customer collection issues. Accounts receivable balances are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the likelihood of collection is not probable.

Management believes that the accounts receivable are fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its accounts receivable at June 30, 2020 and December 31, 2019. The Company historically has not experienced uncollectible accounts from customers granted with credit sales.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Expenditures for repairs and maintenance are expensed as incurred; major replacements and improvements are capitalized. When assets are sold or retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in the consolidated statements of operations in the period of disposition.

Depreciation of property and equipment is provided using the straight-line method over their estimated useful lives, which are shown as follows.

Classification	Estimated Useful Life
Electronic equipment	3 years
Office furniture and equipment	5 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management's estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charge was recognized for the six months ended June 30, 2020 and the year ended December 31, 2019.

Revenue Recognition

Revenue Recognition

The Company adopted Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("ASC 606") for all years presented.   The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

The Company derives revenue from the sale of packaged software products, technical support plans, software customization services, and bundle of products or services that may include a combination of these items. We enter into contracts with customers that include promises to transfer various products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized when the promised goods or services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation. We recorded and recognized revenues from both products and services in one account, which we present as revenues and revenues from related parties in the accompanying consolidated statements of operations and comprehensive income.

Nature of Products and Services

Software Products

The Company's packaged software products consist of accounting products, AnYiWang V series, E series and G series, and other audit assistance and information management products under the AnYiWang brand.

Each packaged software product includes a perpetual software license and a one-year technical support plan. Revenue is recognized at a point in time upon the delivery of the perpetual license, and in a period of time throughout the effective period for the technical support plan, which generally is recognized over twelve month period.

Technical Support Plans

The Company sells our technical support plan either as a package with our sale of software products or separately on its own. Each technical support plan has a unified effective period of one year. Revenue is recognized in a period of time throughout the effective period for the technical support plan, generally is recognized over twelve month period.

Software Customization Services

The Company delivers its software customization services by developing customized features on the AnYiWang software products to suit customers' special needs. Upon receiving the purchase request from the customers, the Company designs, develops, tests, and implements the specified features to our software products. The Company also includes a one-year technical support plan specifically for the developed feature(s).

Customers are able to request and purchase the service together with a purchase of our software product, or separately if the customer has our software products in-use. Revenue is recognized at a point in time upon customers' acceptance of the feature(s), and revenue for the technical support plan is recognized over its service term, which generally is for twelve month period.

Advance from Customers

Advance from Customers

Generally, the Company receives payment at the time when enter into a contract with a customer. The Company records advance from customers when the Company has entered into a contract with a customer and cash payments are received or due prior to transfer of control or satisfaction of the related performance obligation. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Company recognized revenue of $109,363 and $849,736 that was included in deferred revenue at December 31, 2018.

The Company's performance obligations are generally satisfied within 12 months of the initial contract date. As of June 30, 2020 and December 31, 2019, the advance from customers balance was $42,315 and $67,484, respectively.

Costs of Revenues

Costs of Revenues

Our cost of revenues has two components: (1) cost of product revenue, which includes direct costs of software products; labor costs and employee benefits for software development, data testing, bug fixes and hacker prevention; research and development expenses (2) cost of services and other revenue, which reflects direct costs associated with providing services, including data center and support costs related to delivering online services.

Operating Leases

Operating Leases

The Company reviews all leases for capital or operating classification at their inception. The Company uses its incremental borrowing rate in the assessment of lease classification and define the initial lease term to include the construction build-out period but to exclude lease extension periods. We conducts our operations primarily under operating leases. For leases that contain rent escalations, we record the total rent payable during the lease term, as defined above, on a straight-line basis over the term of the lease.

The Company determines if an arrangement is a lease upon inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The right to control the use of an asset includes the right to obtain substantially all of the economic benefits of the underlying asset and the right to direct how and for what purpose the asset is used. Upon adoption of ASU 2016-02 and related standards, operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is the Company's incremental borrowing rate or, if available, the rate implicit in the lease. The Company includes options to renew the lease as part of the right of use lease asset and liability when it is reasonably certain the Company will exercise the option. The Company also takes into considerations when certain lease contains fair value purchase and termination options with an associated penalty.

The Company reviews all leases for capital or operating classification at their inception. The Company uses its incremental borrowing rate in the assessment of lease classification and define the initial lease term to include the construction build-out period but to exclude lease extension periods. We conduct our operations primarily under operating leases as of adoption of ASC 842 and as of January 1, 2019, the adoption did not have an impact on the Company's s financial statements as the Company did not commitment any lease that are over twelve months at time of adoption.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Value Added Tax

Value Added Tax

Jiangsu AnYiWang is subject to the PRC's Value Added Tax ("VAT") of 6% for providing sale of packaged software products, technical support plans, software customization services. The subsidiaries of Jiangsu AnYiWang, including Beijing AnYiWang, Changzhou AnYiWang, Lianyungang AnYiWang, Tongshan Naquan and Hubei AnYiWang, which are in the Republic of China ("PRC") and are subject to a Value Added Tax ("VAT") of 3% for providing sale of packaged software products, technical support plans, software customization services. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of software service provided. The Company reports revenue net of PRC's VAT for all the periods presented in the accompanying consolidated statements of operations.

Loss per Share

Loss per Share

Basic loss per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Loss per share is presented in the accompanying unaudited consolidated statements of operations and comprehensive income.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other payables, due to related parties, deferred revenue and income tax payable approximate their fair value based on the short-term maturity of these instruments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents and accounts receivable arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

Segment Reporting

The Company uses the "management approach" in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments. The Company's chief operating decision maker has been identified as the chief executive officer of the Company who reviews consolidated results of the Company when making decisions about allocating resources and assessing performance. The Company's chief operating decision maker reviews consolidated results including revenue and operating income at a consolidated level. This resulted in only one operating and reportable segment in the Company. The Company's long-lived assets are substantially all located in the PRC and substantially all the Company's revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016 the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326)." This standard requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, which means that it will be effective for us in the first quarter of our fiscal year beginning January 1, 2020. Earlier adoption is permitted in the first quarter of our fiscal year beginning January 1, 2019. The Company adopted this standard on January 1, 2020 using modified retrospective approach and the adoption of this standard did not have a material impact on the Company's previously reported consolidated financial statements in any prior period nor did it result in a cumulative effect adjustment to retained earnings.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.